Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Segmented Information [abstract]
Schedule of Segmented Information

	Years ended December 31, 2021
	Mansfield	Sanu	Sango	Cuzcatlan	Bateas	Corporate	Total
Revenues from external customers	$178,999	$101,256	$-	$216,054	$103,544	$-	$599,853
Cost of sales before depreciation and depletion	(79,224)	(51,839)	-	(90,499)	(51,737)	-	(273,299)
Depreciation and depletion in cost of sales	(43,665)	(28,973)	-	(32,257)	(16,182)	-	(121,077)
General and administration	(5,793)	(953)	-	(10,007)	(4,127)	(24,480)	(45,360)
Other (expenses) income	(5,069)	(2,536)	(472)	(15,793)	632	-	(23,238)
Finance items	(972)	(2,664)	(96)	(882)	(5,034)	(20,051)	(29,699)
Segment income (loss) before taxes	44,276	14,291	(568)	66,616	27,096	(44,531)	107,180
Income taxes	(3,242)	(2,749)	(499)	(23,586)	(9,415)	(8,290)	(47,781)
Segment income (loss) after taxes	$41,034	$11,542	$(1,067)	$43,030	$17,681	$(52,821)	$59,399

	Years ended December 31, 2020
	Mansfield	Sanu	Sango	Cuzcatlan	Bateas	Corporate	Total
Revenues from external customers	$20,297	$-	$-	$191,026	$67,643	$-	$278,966
Cost of sales before depreciation and depletion	(10,073)	-	-	(76,459)	(40,056)	-	(126,588)
Depreciation and depletion in cost of sales	-	-	-	(27,856)	(14,301)	-	(42,157)
General and administration	-	-	-	(8,054)	(3,891)	(23,141)	(35,086)
Other (expenses) income	(12,982)	-	-	(3,742)	(1,214)	41	(17,897)
Finance items	4,208	-	-	(104)	(698)	(1,689)	1,717
Segment income (loss) before taxes	1,450	-	-	74,811	7,483	(24,789)	58,955
Income taxes	(323)			(28,926)	(4,312)	(3,841)	(37,402)
Segment income (loss) after taxes	$1,127	$-	$-	45,885	$3,171	$(28,630)	$21,553

As at December 31, 2021	Mansfield	Sanu	Sango	Cuzcatlan	Bateas	Corporate	Total
Total assets	$613,584	$249,153	$760,220	$239,448	$128,012	$31,505	$2,021,922
Total liabilities	$51,544	$228,929	$25,281	$48,094	$54,863	$183,641	$592,352
Capital expenditures[1]	$40,845	$22,856	$56,614	$26,962	$24,848	$-	$172,125
[1] Capital expenditures are on an accrual basis for the year ended December 31, 2021

As at December 31, 2020	Mansfield	Sanu	Sango	Cuzcatlan	Bateas	Corporate	Total
Total assets	$622,122	$-	$-	$280,602	$125,286	$27,328	$1,055,338
Total liabilities	$50,650	$-	$-	$49,500	$42,710	$186,708	$329,568
Capital expenditures[1]	$79,686	$-	$-	$15,801	$9,476	$122	$105,085
[1] Capital expenditures are on an accrual basis for the year ended December 31, 2020